Note 13 - Share Capital (Details Textual)								12 Months Ended
	Apr. 17, 2015 CAD ($) $ / shares shares	Feb. 21, 2014	Aug. 23, 2012	Sep. 11, 2011 $ / shares	Jul. 05, 2011 $ / shares	May 11, 2011 CAD ($) $ / shares shares	Mar. 04, 2011 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) $ / shares shares
Statement Line Items [Line Items]
Number of common shares purchasable from a warrant | shares										1
Class of warrant or right, exercised in period | shares										5,711,683
Proceeds from exercise of warrants										$ 2,221,262
Number of share options exercised in share-based payment arrangement										299,166
Number of common shares exercisable per share option | shares										1
Weighted average exercise price of share options exercised in share-based payment arrangement										$ 0.18
Proceeds from exercise of options										52,567
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise										0.18
Weighted average share price for warrants exercised during period at date of exercise										$ 0.39
Bottom of range [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price | $ / shares										$ 0.125
Top of range [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price | $ / shares										$ 0.75
Exercise price one [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement										$ 0.13
Weighted average fair value at measurement date, share options granted										0.0674
Exercise price two [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement										0.14
Weighted average fair value at measurement date, share options granted										0.0721
Exercise price three [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement										0.24
Weighted average fair value at measurement date, share options granted										0.1443
Exercise price four [member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercised in share-based payment arrangement										0.66
Weighted average fair value at measurement date, share options granted										$ 0.5174
Units issued under the first financing [member]
Statement Line Items [Line Items]
Issue of equity, private placement, number of units, excluding over-allotment | shares							2,500,000
Weighted average unit price | $ / shares							$ 0.60
Issue of equity, private placement, number of over-allotment units | shares							1,158,668
Proceeds from issuing units							$ 2,195,200
Number of common shares issued per private placement unit | shares							1
Number of warrants issued per private placement unit | shares							1
Number of common shares purchasable from a warrant | shares							1
Class of warrant or right, exercise price | $ / shares							$ 0.75
Callable warrant, share price trigger | $ / shares					$ 1.20
Callable warrant, threshold consecutive trading days					10
Warrant expiration period, term extension		2 years	1 year 180 days
Class of warrant or right, exercised in period | shares										600,000
Proceeds from exercise of warrants										$ 450,000
Units issued under the second financing [member]
Statement Line Items [Line Items]
Issue of equity, private placement, number of units, excluding over-allotment | shares						1,875,000
Weighted average unit price | $ / shares						$ 0.60
Proceeds from issuing units						$ 1,125,000
Number of common shares issued per private placement unit | shares						1
Number of warrants issued per private placement unit | shares						1
Number of common shares purchasable from a warrant | shares						1
Class of warrant or right, exercise price | $ / shares						$ 0.75
Callable warrant, share price trigger | $ / shares				$ 1.20
Callable warrant, threshold consecutive trading days				10
Warrant expiration period, term extension		2 years	1 year 180 days
Class of warrant or right, exercised in period | shares										1,811,683
Proceeds from exercise of warrants										$ 1,358,762
Units issued under the third financing [member]
Statement Line Items [Line Items]
Issue of equity, private placement, number of units, excluding over-allotment | shares	5,000,000
Weighted average unit price | $ / shares	$ 0.10
Proceeds from issuing units	$ 500,000
Number of common shares issued per private placement unit | shares	1
Number of warrants issued per private placement unit | shares	1
Number of common shares purchasable from a warrant | shares	1
Class of warrant or right, exercise price | $ / shares	$ 0.125
Class of warrant or right, exercised in period | shares										3,300,000
Proceeds from exercise of warrants										$ 412,500
Regulatory hold period for issued securities	120 days
Units issued under the third financing [member] | Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Issue of equity, private placement, number of units, excluding over-allotment | shares	400,000
Proceeds from issuing units	$ 40,000
Warrant 1 [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, warrants granted										0.014
Warrant 2 [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, warrants granted										0.241
Warrant 3 [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, warrants granted										$ 0.272
Preference shares [member]
Statement Line Items [Line Items]
Par value per share | $ / shares								$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share | $ / shares								$ 0